Research and Development expenses - Additional Information (Details) - Research and development expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development expenses
Research And Development Expenditure Capitalized.	€ 4,900	€ 8,500	€ 15,600
Increase in research and development expenses		€ 4,100	€ 3,700
Percentage of increase in research and development expenses		11.70%	11.70%
Research and development expenses before capitalization			€ 31,400
Before Capitalization	39,200	€ 35,100
Development of strategic R&D projects	1,900
IT cost amounting	€ 637	1,802
Start of new ERP implementation		€ 1,600